Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Apr. 22, 2015
SPDR MSCI Singapore Quality Mix ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR MSCI Singapore Quality Mix ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR MSCI Singapore Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Singapore.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the MSCI Singapore Quality Mix A-Series Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") based on securities comprising the Index. The Fund will provide shareholders with at least 60 days' notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the equity market performance of publicly-traded companies domiciled in Singapore and aims to represent the performance of a combination of three factors – value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Singapore Value Weighted Index, the MSCI Singapore Quality Index, and the MSCI Singapore Minimum Volatility Index (each, a "Component Index"). If the MSCI Singapore Minimum Volatility Index is not available due to the concentrated nature of its underlying parent index (for example, in the event of a low number of stocks or where a relatively few number of constituents constitutes a large proportion of index weight), the MSCI Singapore Minimum Volatility Index is replaced with the MSCI Singapore Risk Weighted Index (if used to replace the MSCI Singapore Minimum Volatility Index, also a "Component Index") and the Index is an equal weighted combination of the MSCI Singapore Value Weighted Index, the MSCI Singapore Quality Index and the MSCI Singapore Risk Weighted Index. The Index Provider (defined below) determines if such replacement is necessary and reviews the MSCI Singapore Minimum Volatility Index for viability on a regular basis. The MSCI Singapore Value Weighted Index includes publicly-traded companies domiciled in Singapore, weighted to emphasize stocks with lower valuations, by giving higher index weight to stocks with higher values of fundamental variables such as sales, earnings, cash earnings and book value. The MSCI Singapore Quality Index includes publicly-traded companies domiciled in Singapore, weighted to emphasize stocks with historically high return on equity, stable year-over-year earnings growth, and low financial leverage. The MSCI Singapore Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to publicly-traded companies domiciled in Singapore and is weighted to provide the lowest absolute risk within a given set of constraints. The MSCI Singapore Risk Weighted Index includes publicly-traded companies domiciled in Singapore, and reweights the constituents so that stocks with lower volatility, measured as variance of three year historical returns, are given higher index weight. Each Component Index is attributed equal weight (1/3) at each rebalancing. All constituents of each Component Index are included in the Index. The weight of each security in the Index is determined based on 1) the security's weight in each underlying Component Index and 2) the weight of each underlying Component Index in the Index. The Index is then subject to the MSCI A-Series Index Methodology. The MSCI A-Series Index Methodology first seeks to ensure the Index includes at least 25 constituents. In the event the Index does not contain at least 25 constituents, the Index is supplemented by including constituents of the MSCI Singapore Small Cap Index, selected in decreasing order based on full market capitalization, until the target of 25 constituents is reached. The MSCI A-Series Index Methodology then applies the MSCI 25/50 Index Methodology, which aims to reflect 5/25/50 weight constraints (i.e., no issuer has a weight above 25%, and the sum of weights of all issuers with weights above 5% does not exceed 50%). The Index is rebalanced semi-annually, usually as of the close of the last business day of May and November, coinciding with the semi-annual index reviews of each Component Index. As of [            ], 2014, the Index was comprised of [     ] securities.

The Index is sponsored by MSCI (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and ADRs and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.
SINGAPORE: Because the Fund invests primarily in the securities of companies in Singapore, the Fund's performance is expected to be closely tied to the social, political, and economic conditions within that country, and its exposure to related risks could make its performance more volatile than the performance of more geographically diversified funds. Political and economic developments of Singapore's neighbors may have an adverse effect on Singapore's economy. In addition, because Singapore's economy is export-driven, Singapore relies heavily on its trading partners. China is a major purchaser of Singapore's exports and serves as a source of Singapore's imports. Singapore derives a significant portion of its foreign investments from China. Singapore also has substantial economic exposure to Malaysia and the United States. As a result, Singapore's economy is susceptible to fluctuations in the world economy. A downturn in the economies of China, Malaysia or the United States, among other countries or regions, could adversely affect Singapore's economy. In addition, Singapore's economy may be particularly vulnerable to external market changes due to its smaller size. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Singaporean economy.
FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITS). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

TELECOMMUNICATIONS SECTOR RISK: The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

INDEX CONSTRUCTION RISK: A stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund's holdings may not exhibit returns consistent with that factor trait.

VALUE RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market.

LOW VOLATILITY RISK: Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a fund that invests in low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels.

QUALITY RISK: A "quality" style of investing emphasizes companies with high returns, stable earnings, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
SPDR MSCI Singapore Quality Mix ETF | SPDR MSCI Singapore Quality Mix ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets		[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.